New Accounting Pronouncements New Accounting Pronouncements (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Net Periodic Benefit Cost (Credit) Less Service Cost	$ 72
Capitalized Percentage Of Net Periodic Benefit Cost	41.00%